UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.
(a)

RockCreek Global Equality ETF Ticker: RCGE Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Semi-Annual Shareholder Report https://rockcreeketfs.com/

This semi-annual shareholder report contains important information about the RockCreek Global Equality ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://rockcreeketfs.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.95%

KEY FUND STATISTICS (as of Period End)
Net Assets	$99,935,077	Fund Advisory Fees	$443,159
# of Portfolio Holdings	203	Portfolio Turnover Rate*	15%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	26.5%
Consumer Staples	11.0%
Industrials	10.0%
Health Care	10.2%
Consumer Discretionary	9.7%
Communication Services	7.3%
Real Estate	7.0%
Utilities	6.7%
Information Technology	6.3%
Materials	4.5%
Energy	0.4%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
United States	34.2%
Australia	9.8%
United Kingdom	9.6%
France	9.3%
Norway	4.5%
Germany	4.5%
Italy	2.8%
Spain	2.8%
Sweden	2.4%
Canada	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rockcreeketfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Australia - 8.4%
ANZ Group Holdings Ltd.	19,122	$502,014
ASX Ltd.	13,287	513,095
Bank of Queensland Ltd.	107,334	501,490
CAR Group Ltd.	26,257	480,185
Challenger Ltd.	67,677	467,162
Coles Group Ltd.	28,934	490,459
Commonwealth Bank of Australia	4,125	515,291
Helia Group Ltd.	123,226	435,274
HUB24 Ltd.	9,180	550,415
National Australia Bank Ltd.	17,799	517,628
Qantas Airways Ltd.	66,805	467,723
QBE Insurance Group Ltd.	27,591	480,119
SmartGroup Corp. Ltd.	54,668	492,764
Super Retail Group Ltd.	51,612	483,377
Transurban Group	46,051	479,900
Westpac Banking Corp.	19,193	511,441
Woolworths Group Ltd.	17,392	486,701
		8,375,038

Belgium - 1.0%
Syensqo SA	6,207	550,062
UCB SA	1,646	423,083
		973,145

Bermuda - 0.5%
Hiscox Ltd.	19,660	479,325

Brazil - 0.5%
Banco do Brasil SA	121,439	508,836

Canada - 2.0%
Canadian Imperial Bank of Commerce	4,199	497,344
Element Fleet Management Corp.	23,477	526,865
National Bank of Canada	3,022	488,810
Royal Bank of Canada	2,340	489,767
		2,002,786

Finland - 0.5%
Nordea Bank Abp	25,209	508,721

The accompanying notes are an integral part of these financial statements.

1

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
France - 8.3%
AXA SA	9,665	$500,865
BNP Paribas SA	4,042	511,129
Bureau Veritas SA	16,074	512,698
Cie de Saint-Gobain SA	5,393	505,475
Danone SA	6,125	476,897
Hermes International SCA	255	450,342
IPSOS SA	11,296	465,549
Kering SA	1,532	502,075
L'Oreal SA	1,090	486,370
Orange SA	24,718	472,304
Pernod Ricard SA	6,423	502,321
Publicis Groupe SA	4,675	499,312
Sanofi SA	5,637	484,078
Schneider Electric SE	1,482	494,917
Societe Generale SA	5,228	490,191
Sodexo SA	8,322	547,961
Vivendi SE	191,814	353,020
		8,255,504

Germany - 4.5%
Allianz SE	1,015	506,218
BASF SE	8,442	490,639
Bayer AG	10,730	594,537
Covestro AG (a)(b)	6,903	483,184
Henkel AG & Co. KGaA	6,096	499,805
LANXESS AG	25,011	477,037
Merck KGaA	3,068	506,445
Puma SE (a)	15,676	497,111
Siemens Energy AG	2,551	433,722
		4,488,698

Hong Kong - 0.5%
Swire Properties Ltd.	176,705	538,515

Indonesia - 0.5%
Unilever Indonesia Tbk PT	4,998,966	487,562

Ireland - 1.6%
Accenture PLC - Class A	3,790	628,837
Experian PLC	13,978	525,602
Trane Technologies PLC	1,001	455,405
		1,609,844

The accompanying notes are an integral part of these financial statements.

2

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Israel - 0.5%
Strauss Group Ltd.	12,082	$457,744

Italy - 2.8%
Enel SpA	41,243	466,034
FinecoBank Banca Fineco SpA	17,885	488,585
Hera SpA	111,448	487,334
Intesa Sanpaolo SpA	66,675	502,759
Italgas SpA	38,654	398,758
UniCredit SpA	5,162	485,788
		2,829,258

Japan - 0.5%
Takeda Pharmaceutical Co. Ltd.	15,366	532,433

Luxembourg - 0.6%
Zabka Group SA	66,347	564,784

Mexico - 0.5%
Wal-Mart de Mexico SAB de CV	161,491	469,568

Netherlands - 1.6%
Euronext NV (b)	2,811	514,102
NN Group NV	5,439	511,794
Wolters Kluwer NV	7,179	561,942
		1,587,838

New Zealand - 1.5%
Auckland International Airport Ltd.	99,446	510,220
Genesis Energy Ltd.	311,808	470,196
Xero Ltd. (a)	10,475	515,952
		1,496,368

Norway - 4.5%
Aker Solutions ASA	97,946	434,466
Borregaard ASA	31,540	525,805
DNB Bank ASA	14,811	476,640
Orkla ASA	45,325	504,063
Protector Forsikring ASA	9,832	509,780
Sparebank 1 Oestlandet	23,941	491,779
Storebrand ASA	25,488	541,628
TOMRA Systems ASA	48,480	536,081
Yara International ASA	10,606	499,889
		4,520,131

The accompanying notes are an integral part of these financial statements.

3

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Poland - 0.5%
KRUK SA	4,435	$505,276

Portugal - 0.5%
EDP SA	92,907	478,897

Singapore - 0.5%
City Developments Ltd.	75,741	463,618

South Africa - 1.8%
MTN Group Ltd.	34,787	431,583
Nedbank Group Ltd.	28,321	479,364
Vodacom Group Ltd.	53,288	516,197
Woolworths Holdings Ltd.	146,567	416,779
		1,843,923

Spain - 2.3%
Aena SME SA (b)	15,052	463,090
Enagas SA	23,282	454,262
Iberdrola SA	19,677	468,559
Redeia Corp. SA	27,319	482,625
Telefonica SA	112,243	463,888
		2,332,424

Sweden - 2.4%
Avanza Bank Holding AB	11,655	479,066
Fastighets AB Balder (a)	90,495	495,707
Kinnevik AB (a)	86,396	476,520
Swedbank AB - Class A	12,551	502,188
Telia Co. AB	92,960	431,305
		2,384,786

Switzerland - 1.9%
Cie Financiere Richemont SA	2,113	498,944
Novartis AG	3,093	484,351
Temenos AG	5,834	483,130
UBS Group AG	9,235	486,053
		1,952,478

Taiwan - 1.4%
First Financial Holding Co. Ltd.	462,341	525,729
Oneness Biotech Co. Ltd. (a)	300,680	388,421
PharmaEssentia Corp.	15,128	496,180
		1,410,330

The accompanying notes are an integral part of these financial statements.

4

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Thailand - 0.5%
Thai Beverage PCL	1,375,273	$493,295

United Kingdom - 9.1%
Aberdeen Group PLC	149,633	485,211
AstraZeneca PLC	2,630	447,750
BT Group PLC	177,909	482,669
Diageo PLC	23,034	507,413
GSK PLC	18,256	475,235
Haleon PLC	107,197	524,875
HSBC Holdings PLC	24,520	520,816
Lloyds Banking Group PLC	326,840	505,250
MONY Group PLC	195,411	517,511
National Grid PLC	29,408	471,650
NatWest Group PLC	53,825	512,004
Pearson PLC	31,487	533,426
Sage Group PLC	44,047	577,732
Schroders PLC	60,928	483,249
Severn Trent PLC	12,445	506,200
Standard Chartered PLC	17,046	502,664
Unilever PLC	8,024	512,923
WPP PLC	135,831	546,817
		9,113,395

United States - 33.0% (c)
AbbVie, Inc.	2,130	534,502
Affirm Holdings, Inc. (a)	6,463	462,169
American Water Works Co., Inc.	3,738	501,527
Autodesk, Inc. (a)	2,446	572,853
Automatic Data Processing, Inc.	2,136	569,159
Bank of America Corp.	8,209	508,548
Bank of New York Mellon Corp.	3,249	507,916
Baxter International, Inc.	23,531	615,571
Biogen, Inc. (a)	2,389	484,848
Boston Scientific Corp. (a)	10,501	490,712
Bristol-Myers Squibb Co.	8,536	557,486
Chemours Co.	22,682	376,748
Colgate-Palmolive Co.	5,165	471,565
Dow, Inc.	15,188	460,045
Edison International	6,479	475,364
Exelon Corp.	10,201	467,410
Expedia Group, Inc.	1,964	578,869
First Solar, Inc. (a)	1,805	380,909

The accompanying notes are an integral part of these financial statements.

5

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Ford Motor Co.	33,703	$494,760
General Mills, Inc.	13,616	486,772
Goldman Sachs Group, Inc.	430	437,903
H&R Block, Inc.	13,405	590,222
Hasbro, Inc.	5,614	527,379
Hershey Co.	2,685	470,009
Hewlett Packard Enterprise Co.	10,198	488,484
Hilton Worldwide Holdings, Inc.	1,366	437,789
HubSpot, Inc. (a)	2,888	685,496
IDEX Corp.	2,088	481,180
International Flavors & Fragrances, Inc.	6,360	503,839
J M Smucker Co.	4,477	533,927
Keysight Technologies, Inc. (a)	1,332	425,015
Kimberly-Clark Corp.	4,598	502,607
Lyft, Inc. - Class A (a)	33,479	530,977
Marriott International, Inc. - Class A	1,214	452,616
Mastercard, Inc. - Class A	961	550,749
Merck & Co., Inc.	4,000	520,800
Microsoft Corp.	1,256	583,688
Mobility Global, Inc. (a)	1,154	23,519
Mondelez International, Inc. - Class A	7,606	473,930
New York Times Co. - Class A	6,859	513,671
Novanta, Inc. (a)	3,139	447,464
Owens Corning	3,704	514,486
PayPal Holdings, Inc.	11,012	629,997
PepsiCo, Inc.	3,316	462,781
Pinterest, Inc. - Class A (a)	23,649	567,812
Principal Financial Group, Inc.	4,236	481,633
Procter & Gamble Co.	3,048	440,406
Prudential Financial, Inc.	4,341	529,949
Ralph Lauren Corp.	1,142	434,348
S&P Global, Inc.	1,254	516,560
Science Applications International Corp.	4,564	534,581
Sempra	5,153	456,298
Service Corp. International	6,404	551,961
Thermo Fisher Scientific, Inc.	1,015	582,914
Vail Resorts, Inc.	3,505	523,577
Verizon Communications, Inc.	10,176	476,339
Vertex Pharmaceuticals, Inc. (a)	1,010	481,871
VF Corp.	27,705	396,736
Voya Financial, Inc.	5,202	517,235
Wells Fargo & Co.	5,676	490,690
Wendy's Co.	71,715	527,822

The accompanying notes are an integral part of these financial statements.

6

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Workiva, Inc. (a)	10,608	$634,358
Xylem, Inc.	4,255	497,707
Yum! Brands, Inc.	3,087	473,175
Zillow Group, Inc. - Class A (a)	16,353	567,286
Zoetis, Inc.	6,141	474,638
		32,944,157
TOTAL COMMON STOCKS (Cost $84,893,837)		94,608,677

REAL ESTATE INVESTMENT TRUSTS - 4.9%
Australia - 1.4%
GPT Group	133,741	483,709
Mirvac Group	385,177	485,144
Stockland	161,259	484,517
		1,453,370

France - 1.0%
Covivio SA	7,774	474,227
Unibail-Rodamco-Westfield	4,011	487,042
		961,269

Singapore - 0.5%
CapitaLand Integrated Commercial Trust	256,738	498,482

Spain - 0.5%
Colonial SFL Socimi SA	75,877	485,611

United Kingdom - 0.5%
Land Securities Group PLC	57,166	543,554

United States - 1.0%
NNN REIT, Inc.	10,287	488,838
VICI Properties, Inc.	17,921	472,219
		961,057
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,429,260)		4,903,343

RIGHTS - 0.0% (d)
United States - 0.0% (d)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(e)	5,815	—
TOTAL RIGHTS (Cost $0)		—

The accompanying notes are an integral part of these financial statements.

7

ROCKCREEK GLOBAL EQUALITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (f)	194,070	$194,070
TOTAL MONEY MARKET FUNDS (Cost $194,070)		194,070

TOTAL INVESTMENTS - 99.8% (Cost $89,517,167)		$99,706,090
Other Assets in Excess of Liabilities - 0.2%		228,987
TOTAL NET ASSETS - 100.0%		$99,935,077

Percentages are stated as a percent of net assets.

PCL - Public Company Limited
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $1,460,376 or 1.5% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

8

ROCKCREEK GLOBAL EQUALITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$99,706,090
Dividends receivable	149,629
Dividend tax reclaims receivable	147,436
Foreign currency, at value	10,586
Total assets	100,013,741

LIABILITIES:
Payable to adviser (See Note 3)	78,664
Total liabilities	78,664
NET ASSETS	$99,935,077

NET ASSETS CONSIST OF:
Paid-in capital	$86,613,036
Total distributable earnings	13,322,041
Total net assets	$99,935,077

Net assets	$99,935,077
Shares issued and outstanding (unlimited shares authorized without par value)	3,240,000
Net asset value per share	$30.84

COST:
Investments, at cost	$89,517,167
Foreign currency, at cost	$10,461

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,103,035
Less: Dividend withholding taxes	(216,671)
Total investment income	1,886,364

EXPENSES:
Investment advisory fee (See Note 3)	443,159
Total expenses	443,159
NET INVESTMENT INCOME (LOSS)	1,443,205

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(402,746)
In-kind redemptions	3,034,780
Foreign currency transactions	(36,720)
Net realized gain (loss)	2,595,314

Net change in unrealized appreciation (depreciation) on:
Investments	2,241,018
Foreign currency translation	(3,449)
Net change in unrealized appreciation (depreciation)	2,237,569
Net realized and unrealized gain (loss)	4,832,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,276,088

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF
STATEMENT OF CHANGES IN NET ASSETS

	Period ended July 31, 2026 (Unaudited)	Period ended January 31, 2026 (a)
OPERATIONS:
Net investment income (loss)	$1,443,205	$1,533,898
Net realized gain (loss)	2,595,314	4,908,825
Net change in unrealized appreciation (depreciation)	2,237,569	7,953,771
Net increase (decrease) in net assets from operations	6,276,088	14,396,494

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,571,075)
Total distributions to shareholders	—	(1,571,075)

CAPITAL TRANSACTIONS:
Shares sold	12,143,361	110,452,782
Shares redeemed	(11,668,456)	(30,095,278)
ETF transaction fees (See Note 1)	284	877
Net increase (decrease) in net assets from capital transactions	475,189	80,358,381

NET INCREASE (DECREASE) IN NET ASSETS	6,751,277	93,183,800

NET ASSETS:
Beginning of the period	93,183,800	—
End of the period	$99,935,077	$93,183,800

SHARES TRANSACTIONS
Shares sold	430,000	4,320,000
Shares redeemed	(410,000)	(1,100,000)
Total increase (decrease) in shares outstanding	20,000	3,220,000

(a) Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

FINANCIAL HIGHLIGHTS

	Period ended July 31, 2026 (Unaudited)	Period ended January 31, 2026 (a)
PER SHARE DATA:

Net asset value, beginning of period	$28.94	$24.88

INVESTMENT OPERATIONS:
Net investment income (b)	0.45	0.53
Net realized and unrealized gain (loss) on investments (c)	1.45	4.04
Total from investment operations	1.90	4.57

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.51)
Total distributions	—	(0.51)

ETF transaction fees per share	0.00 (d)	0.00 (d)
Net asset value, end of period	$30.84	$28.94

TOTAL RETURN (e)	6.58%	18.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,935	$93,184
Ratio of expenses to average net assets (f)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (f)	3.09%	2.11%
Portfolio turnover rate (e)(g)	15%	53%

(a)	Inception date of the Fund was February 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

RockCreek Global Equality ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on February 26, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to achieve long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from February 1, 2026 to July 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

(“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$94,608,677	$—	$—	$94,608,677
Real Estate Investment Trusts	4,903,343	—	—	4,903,343
Rights	—	—	0(b)	0(b)
Money Market Funds	194,070	—	—	194,070
Total Investments	$99,706,090	$—	$ 0(b)	$99,706,090

(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.
(b) Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at the Current Fiscal Period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a Return of Capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. As of the fiscal period ended January 31, 2026, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(5,779,466)	$5,779,466

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.95% to the Adviser monthly based on average daily net assets.

The Rock Creek Group, LLC (formerly, The Rock Creek Group, LP) (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$15,823,645	$13,696,296

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$11,148,278	$11,388,704

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended January 31, 2026, were as follows:

Tax cost of Investments	$85,299,624
Gross tax unrealized appreciation	11,586,337
Gross tax unrealized depreciation	(3,818,131)
Net tax unrealized appreciation (depreciation)	$7,768,206
Undistributed ordinary income	112,718
Undistributed long-term gain	—
Total distributable earnings	112,718
Other accumulated gain (loss)	(834,971)
Total accumulated gain (loss)	$7,045,953

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended January 31, 2026, the Fund did not defer any post-October capital or late-year losses.

For the fiscal period ended January 31, 2026, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(834,971)	$—

For the Current Fiscal Period, the Fund paid $216,671 in foreign withholding taxes.

ROCKCREEK GLOBAL EQUALITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and the fiscal period ended January 31, 2026, were as follows:

Current Fiscal Period (Unaudited)	Fiscal Period Ended January 31, 2026 (a)
Ordinary Income
$—	$1,571,075

(a) Inception date of the fund was February 26, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund's financial statements.

ROCKCREEK GLOBAL EQUALITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended January 31, 2026, for the Fund was 26.71%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Fund designates the following amounts as foreign taxes paid for the fiscal period ended January 31, 2026. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
$221,872	$0.068904447	$1,238,455

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) met in-person on April 17, 2026 to consider the approval of the new Sub-Advisory Agreement for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Sub-Advisory Agreement. In connection with considering the approval of the Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at the meeting and throughout the year, including among other things information about the Sub-Adviser’s personnel, operations, financial condition, and compliance program. The Board also reviewed the Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Sub-Adviser, including determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. In addition, the Board evaluated the integrity and experience of the Sub-Adviser’s personnel in managing assets and the adequacy of the Sub-Adviser’s resources to perform the services provided under the Sub-Advisory Agreement. The Board noted that these services, including the personnel performing such services, were not expected to change as a result of the Transaction.
Performance. The Board compared the Fund’s performance for periods ended March 31, 2026 to that of the Solactive GBS Global Markets All Cap USD Index (the “Index”), a broad-based securities market index reflecting the global equity market. The Board noted that, while the Fund had outperformed the Index for the 6-month period and underperformed the Index for the 1-year period, the Fund had only been operating for less than two years, which was too short a period from which to draw meaningful conclusions about the Fund’s performance.
Comparative Fees and Expenses. The Board noted that the sub-advisory fees paid to RockCreek for services provided to the Fund will be paid by the Adviser out of its advisory fee and not by the Fund. In considering the sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Sub-Adviser. The Board considered a representation from the Sub-Adviser that it does not manage any other accounts that follow a strategy similar to that of the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by the Sub-Adviser in connection with providing its services to the Fund. The Board reviewed the profit and loss information provided by the Sub-Adviser with respect to the Fund and considered the Sub-Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board considered the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Sub-Advisory Agreement. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered the financial obligations of RockCreek, which serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Sub-Adviser might derive ancillary benefits from the Fund’s operations.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Sub-Adviser as the Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s short period of operations and current level of assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under it, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026